Business combinations - Schedule of Ecwid (Details) - Ecwid $ in Thousands	Oct. 01, 2021 USD ($)
Current assets
Cash and cash equivalents	$ 9,261
Trade receivables and other assets	4,092
Total current assets	13,353
Property and equipment	525
Goodwill	543,160
Customer relationships	22,800
Software technology	49,300
Other long-term assets	168
Total assets	629,306
Current liabilities
Accounts payable and accrued liabilities	3,715
Income tax payables	5,527
Deferred revenue	3,774
Total current liabilities	13,016
Deferred tax liability	11,769
Total liabilities	24,785
Fair value of net assets acquired	604,521
Less: Cash acquired	9,261
Fair value of net assets acquired, less cash acquired	595,260
Paid in Common Shares of the Company	439,020
Cash and cash equivalents	161,922
Receivable from Ecwid (already partially received)	$ (5,682)